Offerings	Mar. 18, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares with a nominal value of $0.0035 each
Amount Registered | shares	672,124
Proposed Maximum Offering Price per Unit	3.0125
Maximum Aggregate Offering Price	$ 2,024,773.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 279.62
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional Class A ordinary shares with a nominal value of $0.0035 each ("Class A Ordinary Shares"), as may be issued or issuable because of share splits, share dividends and similar transactions. (2) Consists of an aggregate of (i) 95,000 Class A Ordinary Shares issued pursuant to that certain Mineral & Element Advisory Agreement, dated as of February 12, 2026, between Fusion Fuel Green PLC (the "Registrant") and the other party signatory thereto, and (ii) 577,124 Class A Ordinary Shares issued pursuant to that certain Securities Purchase Agreement, dated as of February 14, 2026, by and between the Registrant and the other parties signatory thereto. (3) Registration fee calculated pursuant to Rule 457(c) under the Securities Act. (4) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the Class A Ordinary Shares reported by The Nasdaq Stock Market LLC ("Nasdaq") on March 16, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares with a nominal value of $0.0035 each underlying Pre-Funded Ordinary Shares Purchase Warrants
Amount Registered | shares	190,000
Proposed Maximum Offering Price per Unit	3.0125
Maximum Aggregate Offering Price	$ 572,375.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 79.04
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional Class A ordinary shares with a nominal value of $0.0035 each ("Class A Ordinary Shares"), as may be issued or issuable because of share splits, share dividends and similar transactions. (5) Consists of an aggregate of 190,000 Class A Ordinary Shares issuable upon exercise of certain Pre-Funded Ordinary Shares Purchase Warrants with an initial exercise price of $0.0035 per share. (6) Registration fee calculated pursuant to Rule 457(g) under the Securities Act. (7) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based upon the average of the high and low prices of the Class A Ordinary Shares reported by Nasdaq on March 16, 2026.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares with a nominal value of $0.0035 each underlying Pre-Funded Ordinary Shares Purchase Warrants
Amount Registered | shares	129,005
Proposed Maximum Offering Price per Unit	3.0125
Maximum Aggregate Offering Price	$ 388,627.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 53.67
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional Class A ordinary shares with a nominal value of $0.0035 each ("Class A Ordinary Shares"), as may be issued or issuable because of share splits, share dividends and similar transactions. (8) Consists of an aggregate of 129,005 Class A Ordinary Shares issuable upon exercise of certain Pre-Funded Ordinary Shares Purchase Warrants with an initial exercise price of $0.0035 per share. (9) Registration fee calculated pursuant to Rule 457(g) under the Securities Act. (10) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based upon the average of the high and low prices of the Class A Ordinary Shares reported by Nasdaq on March 16, 2026.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares with a nominal value of $0.0035 each underlying Ordinary Share Purchase Warrants
Amount Registered | shares	706,129
Proposed Maximum Offering Price per Unit	5.148
Maximum Aggregate Offering Price	$ 3,635,152.09
Fee Rate	0.01381%
Amount of Registration Fee	$ 502.01
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional Class A ordinary shares with a nominal value of $0.0035 each ("Class A Ordinary Shares"), as may be issued or issuable because of share splits, share dividends and similar transactions. (11) Consists of an aggregate of 706,129 Class A Ordinary Shares issuable upon exercise of certain Ordinary Share Purchase Warrants with an initial exercise price of $5.148 per share. (12) Registration fee calculated pursuant to Rule 457(g) under the Securities Act. (13) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares with a nominal value of $0.0035 each underlying Ordinary Share Purchase Warrants
Amount Registered | shares	706,129
Proposed Maximum Offering Price per Unit	6.864
Maximum Aggregate Offering Price	$ 4,846,869.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 669.35
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional Class A ordinary shares with a nominal value of $0.0035 each ("Class A Ordinary Shares"), as may be issued or issuable because of share splits, share dividends and similar transactions. (14) Consists of an aggregate of 706,129 Class A Ordinary Shares issuable upon exercise of certain Ordinary Share Purchase Warrants with an initial exercise price of $6.864 per share. (15) Registration fee calculated pursuant to Rule 457(g) under the Securities Act. (16) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the warrants.